Earnings / Loss per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings / Loss per Share [Abstract]
Schedule of Earnings / (Loss) per share
	2013	2014	2015
Income / (Loss):
Net income / (loss)	$1,850	$(11,723)	$(458,177)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	14,051,344	58,441,193	195,623,363
Basic earnings / (loss) per share	$0.13	$(0.20)	$(2.34)

Effect of dilutive securities:
Dillutive effect of non vested shares	65,045	-	-
Weighted average common shares outstanding, diluted	14,116,389	58,441,193	195,623,363

Diluted earnings / (loss) per share	$0.13	$(0.20)	$(2.34)